Notes to the consolidated statements of cash flows - Financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated statements of cash flows
Beginning balance	€ 42,086	€ 28,892
Cash flows	(7,568)	(6,439)
Disposals	(2,998)
New leases	7,986	17,241
Paid Interest	2,375	2,218
Foreign Exchange Movements	(57)	174
Ending balance	41,824	42,086
Payment of lease liabilities
Notes to the consolidated statements of cash flows
Beginning balance	42,086	28,892
Cash flows	(7,568)	(6,439)
Disposals	(2,998)
New leases	7,986	17,241
Paid Interest	2,375	2,218
Foreign Exchange Movements	(57)	174
Ending balance	€ 41,824	€ 42,086